Research and Development Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Research And Development [Abstract]
Schedule of research and development expenses
	Six months ended June 30,	Six months ended June 30,	Year ended December 31,
	2023	2022*	2022*
	USD thousands	USD thousands	USD thousands

Salaries, wages and related expenses(1)	1,886	1,539	3,258
Share-based payment(1)	241	218	564
Materials	598	426	1,054
Professional services	115	171	402
Maintenance, office and software fees	233	171	301
Depreciation and amortization	186	277	625
D&O insurance	38	107	178
Others	90	65	212
Total Research and Development Expenses	3,387	2,974	6,594

*Restated- see Note 3 for discontinued operation

(1) Including expenses in respect of related parties - see Note 15.